Cover	9 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Entity File Number	000-49869
Entity Address Address Line 1	14th Floor – 1040 W. Georgia Street
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 4H1